Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
AZL MVP BlackRock Global Strategy Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL<sup>®</sup> MVP BLACKROCK GLOBAL STRATEGY PLUS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total investment return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses<br/>Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance<br/>Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective primarily by investing in a combination of three underlying funds:

FUND	TARGET ALLOCATION
AZL BlackRock Global Allocation Fund	50%
AZL Enhanced Bond Index Fund	27.5%
AZL MSCI Global Equity Index Fund	17.5%
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.

These target allocations represent the Fund's long-term strategic asset allocation, which is not expected to change under normal market conditions. The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the underlying fund target allocations using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund to the target allocations. Generally, the actual allocations will not be more than 10% above or below the targets.

The "Plus" in the Fund's name refers to the combination of the underlying AZL BlackRock Global Allocation Fund with complementary exposure to the two underlying index funds that seeks to provide the Fund with a broad and diverse exposure across both equity and fixed income markets.

The AZL BlackRock Global Allocation Fund, which is subadvised by BlackRock Investment Management, LLC, seeks high total investment return. It normally invests in a portfolio of equity, debt and money market securities. Generally, the underlying fund's portfolio will include both equity and debt securities. In selecting equity investments, the subadviser mainly seeks securities that it believes are undervalued. The underlying fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind. The underlying fund may invest up to 35% of its net assets in "junk bonds," corporate loans and distressed securities. The underlying fund may also invest in real estate investment trusts and securities related to real assets (like real estate- or precious metals-related securities) such as stocks, bonds or convertible bonds issued by REITs or companies that mine precious metals. Generally, the underlying fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The underlying fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities.

The AZL Enhanced Bond Index Fund, which is subadvised by BlackRock Financial Management, Inc., seeks to exceed the total return of the Bloomberg Barclays U.S. Aggregate Bond Index. Under normal circumstances, it invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index"). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index.

The AZL MSCI Global Equity Index Fund, which is subadvised by BlackRock Investment Management, LLC, seeks to match the performance of the MSCI World Index as closely as possible. Under normal circumstances, the underlying fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the index and in depositary receipts representing securities of the index.

Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.

		The goal of the MVP process is to achieve Fund volatility at or below 10% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated among the various underlying funds and to futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the underlying fund allocations or futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has such discretion to adjust allocations.
  Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
  Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.
  Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying funds and any futures and cash held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks of the underlying funds are:
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk – If an Underlying Fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Leveraging Risk – An Underlying Fund may engage in certain kinds of transactions, including the use of derivatives that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
  Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a Fund's earnings.
  Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.
  Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates.
  Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Security Quality Risk (also known as "High Yield Risk" or "Junk Bond Risk") – An underlying fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high-yield risk" or "junk bond risk."
  Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
  Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Underlying Fund's returns.
  Private Placed Securities Risk – An Underlying Fund may invest in privately placed securities, which are subject to resale restrictions.
  Precious Metal Related Securities Risk – Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.
  Initial Public Offerings Risk – Securities purchased in initial public offerings (IPOs) may be issued by companies with limited operating histories or companies that are undercapitalized. The trading market for these securities may be limited.
  ETF and Investment Company Risk – Investing in an exchange-traded fund ("ETF") or another mutual fund exposes the Fund to all the risks of that ETF or mutual fund and also to a pro rata portion of its expenses.
  Portfolio Turnover – An Underlying Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
  Index Fund Risk – An Underlying Fund does not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
  Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
  Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
  Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that backs the security.
  Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on it obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.
  Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Warrants Risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant.
  Structured Notes Risk – Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate ("reference measure").
  Short Sales Risk – The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender.
  When Issued and Delayed Delivery Securities and Forward Commitments Risk – The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future.
  Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  U.S. Government Obligations Risk – Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Subsidiary Risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act.
  Distressed Securities Risk – Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Distressed securities involve the substantial risk that principal will not be repaid and may present a substantial risk of default or may be in default at the time of investment.
  Commodities-Related Investments Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the FTSE World Index. The Fund's performance also is compared to the returns of the S&P 500 Index, the FTSE World (ex U.S.) Index, the BofA Merrill Lynch Current 5-Year U.S. Treasury Index, the FTSE (Non-USD) World Government Bond Index and the Balanced Reference Benchmark, which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. The Balanced Reference Benchmark: 30% of the S&P 500 Index; 20% FTSE World (ex U.S.) Index; 30% ICE BofA Merrill Lynch Current 5-year U.S. Treasury Index; and 20% FTSE (Non-USD) World Government Bond Index.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the FTSE World Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund's performance also is compared to the returns of the S&P 500 Index, the FTSE World (ex U.S.) Index, the BofA Merrill Lynch Current 5-Year U.S. Treasury Index, the FTSE (Non-USD) World Government Bond Index and the Balanced Reference Benchmark, which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. The Balanced Reference Benchmark: 30% of the S&P 500 Index; 20% FTSE World (ex U.S.) Index; 30% ICE BofA Merrill Lynch Current 5-year U.S. Treasury Index; and 20% FTSE (Non-USD) World Government Bond Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table<br/><br/>Calendar Year Total Return<br/>Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2013)	4.89%
Lowest (Q3, 2015)	-6.23%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
AZL MVP BlackRock Global Strategy Plus Fund | AZL MVP BlackRock Global Stategy Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	318
5 Years	rr_ExpenseExampleNoRedemptionYear05	552
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,225
2013	rr_AnnualReturn2013	14.08%
2014	rr_AnnualReturn2014	2.18%
2015	rr_AnnualReturn2015	(1.57%)
2016	rr_AnnualReturn2016	3.34%
2017	rr_AnnualReturn2017	11.54%
2018	rr_AnnualReturn2018	(5.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.23%)
One Year Ended December 31, 2018	rr_AverageAnnualReturnYear01	(5.77%)
Five Years Ended December 31, 2018	rr_AverageAnnualReturnYear05	1.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2012
AZL MVP BlackRock Global Strategy Plus Fund | FTSE World Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2018	rr_AverageAnnualReturnYear01	(8.77%)	[2]
Five Years Ended December 31, 2018	rr_AverageAnnualReturnYear05	4.91%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.91%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2012	[2]
AZL MVP BlackRock Global Strategy Plus Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2018	rr_AverageAnnualReturnYear01	(4.38%)	[2]
Five Years Ended December 31, 2018	rr_AverageAnnualReturnYear05	8.49%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	12.30%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2012	[2]
AZL MVP BlackRock Global Strategy Plus Fund | FTSE World ex U.S. Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2018	rr_AverageAnnualReturnYear01	(13.81%)	[2]
Five Years Ended December 31, 2018	rr_AverageAnnualReturnYear05	1.08%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2012	[2]
AZL MVP BlackRock Global Strategy Plus Fund | ICE BofA Merrill Lynch 5-Year U.S. Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2018	rr_AverageAnnualReturnYear01	1.46%	[2]
Five Years Ended December 31, 2018	rr_AverageAnnualReturnYear05	1.42%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2012	[2]
AZL MVP BlackRock Global Strategy Plus Fund | FTSE (Non-USD) World Government Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2018	rr_AverageAnnualReturnYear01	(1.82%)	[2]
Five Years Ended December 31, 2018	rr_AverageAnnualReturnYear05	0.28%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2012	[2]
AZL MVP BlackRock Global Strategy Plus Fund | Balanced Reference Benchmark
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2018	rr_AverageAnnualReturnYear01	(3.71%)	[2]
Five Years Ended December 31, 2018	rr_AverageAnnualReturnYear05	3.44%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2012	[2]

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[2]	Reflects no deduction for fees, expenses, or taxes.